Share Capital and Additional Paid-In Capital - Schedule of Share Capital and Additional Paid-In Capital (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Authorized Class A Ordinary shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Number of shares (in Shares)	[1]	49,501,000
Amount	[1]	$ 49,501
Additional Paid-in Capital	[1]
Authorized Class B Ordinary Shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Number of shares (in Shares)	[1]	499,000
Amount	[1]	$ 499
Additional Paid-in Capital	[1]
Issued Class A Ordinary Shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Number of shares (in Shares)	[1]	11,000,000	9,501,000
Amount	[1]	$ 11,000	$ 9,501
Additional Paid-in Capital	[1]	$ 3,463,898	$ 2,217,908
Issued Class B Ordinary Shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Number of shares (in Shares)	[1]		499,000
Amount	[1]		$ 499
Additional Paid-in Capital	[1]		$ 799,501

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.